UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-215

Fidelity Hastings Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Series Growth & Income Fund

March 31, 2016

AMHTI-QTLY-0516
1.950945.103

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 9.1%
Auto Components - 0.1%
BorgWarner, Inc.	22,200	$852,480
Johnson Controls, Inc.	8,800	342,936
		1,195,416
Automobiles - 0.2%
General Motors Co.	38,900	1,222,627
Harley-Davidson, Inc.	17,300	888,009
		2,110,636
Hotels, Restaurants & Leisure - 1.0%
Cedar Fair LP (depositary unit)	3,100	184,295
Dunkin' Brands Group, Inc.	39,300	1,853,781
Las Vegas Sands Corp.	48,800	2,521,984
Whitbread PLC	14,380	817,870
Yum! Brands, Inc.	71,601	5,860,542
		11,238,472
Household Durables - 0.1%
Tupperware Brands Corp.	27,000	1,565,460
Leisure Products - 0.3%
Mattel, Inc.	36,200	1,217,044
NJOY, Inc. (a)(b)	121,930	15,607
Polaris Industries, Inc.	18,700	1,841,576
		3,074,227
Media - 4.3%
Comcast Corp. Class A	326,990	19,972,549
Scripps Networks Interactive, Inc. Class A	99,750	6,533,625
Sinclair Broadcast Group, Inc. Class A	61,871	1,902,533
Time Warner, Inc.	194,841	14,135,715
Viacom, Inc. Class B (non-vtg.)	144,500	5,964,960
		48,509,382
Multiline Retail - 1.9%
Target Corp. (c)	256,763	21,126,460
Specialty Retail - 1.2%
Dick's Sporting Goods, Inc.	29,200	1,365,100
Lowe's Companies, Inc.	157,077	11,898,583
		13,263,683
Textiles, Apparel & Luxury Goods - 0.0%
Ralph Lauren Corp.	5,800	558,308

TOTAL CONSUMER DISCRETIONARY		102,642,044

CONSUMER STAPLES - 7.7%
Beverages - 2.7%
Britvic PLC	31,800	324,505
Diageo PLC	181,127	4,883,920
PepsiCo, Inc.	37,394	3,832,137
The Coca-Cola Co. (c)	457,148	21,207,096
		30,247,658
Food & Staples Retailing - 1.0%
CVS Health Corp.	74,990	7,778,713
Walgreens Boots Alliance, Inc.	43,738	3,684,489
		11,463,202
Food Products - 0.2%
Mead Johnson Nutrition Co. Class A	30,000	2,549,100
Household Products - 2.4%
Procter & Gamble Co. (c)	320,717	26,398,216
Personal Products - 0.1%
Edgewell Personal Care Co. (a)	18,100	1,457,593
Tobacco - 1.3%
British American Tobacco PLC sponsored ADR	26,885	3,143,125
Imperial Tobacco Group PLC	21,074	1,169,235
Philip Morris International, Inc. (c)	107,687	10,565,172
		14,877,532

TOTAL CONSUMER STAPLES		86,993,301

ENERGY - 11.0%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	62,500	2,739,375
Frank's International NV	8,200	135,136
Helmerich & Payne, Inc.	22,100	1,297,712
Nabors Industries Ltd.	39,300	361,560
National Oilwell Varco, Inc.	85,300	2,652,830
Oceaneering International, Inc.	117,000	3,889,080
Schlumberger Ltd.	42,020	3,098,975
		14,174,668
Oil, Gas & Consumable Fuels - 9.7%
Anadarko Petroleum Corp.	12,200	568,154
Apache Corp.	203,347	9,925,367
Cabot Oil & Gas Corp.	37,100	842,541
Cenovus Energy, Inc.	415,300	5,404,096
Chevron Corp.	278,488	26,567,755
ConocoPhillips Co.	218,600	8,803,022
EQT Midstream Partners LP	14,200	1,056,906
Golar LNG Ltd.	97,000	1,743,090
Imperial Oil Ltd.	259,300	8,662,966
Kinder Morgan, Inc.	392,500	7,010,050
Legacy Reserves LP	175,000	171,500
MPLX LP	64,740	1,922,131
PrairieSky Royalty Ltd. (d)	124,160	2,355,575
Suncor Energy, Inc.	586,290	16,328,092
Teekay LNG Partners LP	66,700	845,756
The Williams Companies, Inc.	517,274	8,312,593
Williams Partners LP	442,980	9,058,941
		109,578,535

TOTAL ENERGY		123,753,203

FINANCIALS - 20.3%
Banks - 13.1%
Bank of America Corp.	2,098,937	28,377,628
Citigroup, Inc.	588,731	24,579,519
Comerica, Inc.	123,700	4,684,519
Cullen/Frost Bankers, Inc.	14,500	799,095
Fifth Third Bancorp	77,900	1,300,151
JPMorgan Chase & Co. (c)	670,098	39,683,205
Lloyds Banking Group PLC	367,900	358,334
M&T Bank Corp.	43,900	4,872,900
PNC Financial Services Group, Inc.	65,444	5,534,599
Regions Financial Corp.	742,400	5,827,840
Standard Chartered PLC (United Kingdom)	262,096	1,778,845
SunTrust Banks, Inc.	304,550	10,988,164
U.S. Bancorp	336,471	13,657,358
Wells Fargo & Co.	104,400	5,048,784
		147,490,941
Capital Markets - 5.2%
Apollo Global Management LLC Class A	112,500	1,926,000
Ashmore Group PLC (d)	209,800	866,611
Charles Schwab Corp.	237,054	6,642,253
Franklin Resources, Inc.	33,900	1,323,795
Invesco Ltd.	96,300	2,963,151
KKR & Co. LP	432,678	6,356,040
Morgan Stanley	274,180	6,857,242
Northern Trust Corp.	154,310	10,056,383
Oaktree Capital Group LLC Class A	43,800	2,160,654
State Street Corp.	261,974	15,330,718
T. Rowe Price Group, Inc.	1,300	95,498
The Blackstone Group LP	135,900	3,811,995
		58,390,340
Diversified Financial Services - 0.3%
FactSet Research Systems, Inc.	2,700	409,131
McGraw Hill Financial, Inc.	35,100	3,474,198
		3,883,329
Insurance - 1.1%
Chubb Ltd.	7,000	834,050
Marsh & McLennan Companies, Inc.	71,819	4,365,877
MetLife, Inc.	77,339	3,398,276
Principal Financial Group, Inc.	64,700	2,552,415
Willis Group Holdings PLC	5,100	605,166
		11,755,784
Real Estate Investment Trusts - 0.3%
American Tower Corp.	14,200	1,453,654
Crown Castle International Corp.	17,000	1,470,500
First Potomac Realty Trust	10,379	94,034
Sabra Health Care REIT, Inc.	35,300	709,177
		3,727,365
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. (a)	62,400	478,608
Radian Group, Inc.	188,952	2,343,005
		2,821,613

TOTAL FINANCIALS		228,069,372

HEALTH CARE - 11.7%
Biotechnology - 2.0%
AbbVie, Inc.	111,600	6,374,592
Amgen, Inc.	48,565	7,281,350
Biogen, Inc. (a)	20,800	5,414,656
Celgene Corp. (a)	19,700	1,971,773
Intercept Pharmaceuticals, Inc. (a)	7,700	989,219
		22,031,590
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	135,891	5,684,321
Ansell Ltd.	84,492	1,119,827
Becton, Dickinson & Co.	4,900	743,918
Medtronic PLC	159,668	11,975,100
Zimmer Biomet Holdings, Inc.	50,200	5,352,826
		24,875,992
Health Care Providers & Services - 1.0%
McKesson Corp.	56,225	8,841,381
Patterson Companies, Inc.	59,177	2,753,506
		11,594,887
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	110,000	4,383,500
Pharmaceuticals - 6.1%
Astellas Pharma, Inc.	37,300	495,699
Bristol-Myers Squibb Co.	39,700	2,536,036
GlaxoSmithKline PLC sponsored ADR	451,240	18,297,782
Innoviva, Inc.	51,600	649,644
Johnson & Johnson	229,874	24,872,367
Novartis AG sponsored ADR	4,032	292,078
Sanofi SA	39,338	3,162,611
Shire PLC sponsored ADR (d)	21,700	3,730,230
Teva Pharmaceutical Industries Ltd. sponsored ADR	272,049	14,557,342
		68,593,789

TOTAL HEALTH CARE		131,479,758

INDUSTRIALS - 12.7%
Aerospace & Defense - 2.1%
Meggitt PLC	59,973	350,230
Rolls-Royce Group PLC	187,300	1,830,542
The Boeing Co.	101,279	12,856,356
United Technologies Corp.	84,020	8,410,402
		23,447,530
Air Freight & Logistics - 2.2%
C.H. Robinson Worldwide, Inc.	60,500	4,490,915
PostNL NV (a)	785,800	3,201,099
United Parcel Service, Inc. Class B	162,970	17,188,446
		24,880,460
Airlines - 0.3%
Copa Holdings SA Class A	45,400	3,075,850
Building Products - 0.2%
Lennox International, Inc.	13,900	1,879,141
Commercial Services & Supplies - 0.0%
KAR Auction Services, Inc.	5,500	209,770
Electrical Equipment - 1.0%
Eaton Corp. PLC	36,900	2,308,464
Emerson Electric Co.	95,900	5,215,042
Hubbell, Inc. Class B	36,037	3,817,399
		11,340,905
Industrial Conglomerates - 3.3%
General Electric Co. (c)	1,178,566	37,466,613
Machinery - 0.7%
CLARCOR, Inc.	4,600	265,834
Deere & Co.	33,600	2,586,864
Donaldson Co., Inc.	52,400	1,672,084
IMI PLC	33,000	451,449
Pentair PLC	6,000	325,560
Wabtec Corp.	13,700	1,086,273
Xylem, Inc.	23,700	969,330
		7,357,394
Professional Services - 0.1%
Nielsen Holdings PLC	20,300	1,068,998
Road & Rail - 2.3%
CSX Corp.	326,812	8,415,409
J.B. Hunt Transport Services, Inc.	97,465	8,210,452
Kansas City Southern	43,300	3,699,985
Norfolk Southern Corp.	36,880	3,070,260
Union Pacific Corp.	24,300	1,933,065
		25,329,171
Trading Companies & Distributors - 0.5%
MSC Industrial Direct Co., Inc. Class A	13,700	1,045,447
W.W. Grainger, Inc. (d)	3,100	723,633
Watsco, Inc.	32,651	4,399,396
		6,168,476

TOTAL INDUSTRIALS		142,224,308

INFORMATION TECHNOLOGY - 21.2%
Communications Equipment - 1.6%
Cisco Systems, Inc.	634,140	18,053,966
Internet Software & Services - 3.3%
Alphabet, Inc.:
Class A	25,559	19,498,961
Class C	22,134	16,488,723
Yahoo!, Inc. (a)	39,086	1,438,756
		37,426,440
IT Services - 5.3%
First Data Corp.	288,342	3,544,588
First Data Corp. Class A (a)	20,400	263,976
IBM Corp.	82,274	12,460,397
MasterCard, Inc. Class A	123,950	11,713,275
Paychex, Inc. (c)	250,114	13,508,657
Unisys Corp. (a)(d)	177,600	1,367,520
Visa, Inc. Class A	216,580	16,564,038
		59,422,451
Semiconductors & Semiconductor Equipment - 2.4%
Maxim Integrated Products, Inc.	99,000	3,641,220
Qualcomm, Inc.	414,710	21,208,269
Xilinx, Inc.	35,100	1,664,793
		26,514,282
Software - 4.1%
Microsoft Corp. (c)	683,508	37,750,147
Oracle Corp.	181,813	7,437,970
SS&C Technologies Holdings, Inc.	13,500	856,170
		46,044,287
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	316,606	34,506,888
EMC Corp.	463,500	12,352,275
HP, Inc.	10,900	134,288
Western Digital Corp.	87,200	4,119,328
		51,112,779

TOTAL INFORMATION TECHNOLOGY		238,574,205

MATERIALS - 2.9%
Chemicals - 2.4%
CF Industries Holdings, Inc.	79,500	2,491,530
E.I. du Pont de Nemours & Co.	57,030	3,611,140
Johnson Matthey PLC	3,100	122,173
LyondellBasell Industries NV Class A	36,500	3,123,670
Monsanto Co.	129,714	11,381,106
Potash Corp. of Saskatchewan, Inc.	230,210	3,919,109
Syngenta AG (Switzerland)	6,732	2,791,739
		27,440,467
Containers & Packaging - 0.5%
Ball Corp.	12,000	855,480
International Paper Co.	5,000	205,200
Packaging Corp. of America	18,200	1,099,280
WestRock Co.	87,900	3,430,737
		5,590,697

TOTAL MATERIALS		33,031,164

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	158,259	8,558,647
UTILITIES - 1.0%
Electric Utilities - 0.9%
Exelon Corp.	273,100	9,793,366
PPL Corp.	11,100	422,577
		10,215,943
Multi-Utilities - 0.1%
Sempra Energy	4,700	489,035

TOTAL UTILITIES		10,704,978

TOTAL COMMON STOCKS
(Cost $1,037,548,737)		1,106,030,980

Preferred Stocks - 1.2%
Convertible Preferred Stocks - 1.2%
HEALTH CARE - 1.1%
Health Care Equipment & Supplies - 1.1%
Alere, Inc. 3.00% (a)	31,187	12,318,865
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25%	16,300	1,515,085

TOTAL CONVERTIBLE PREFERRED STOCKS		13,833,950

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC (C Shares) (a)	6,034,770	8,667
TOTAL PREFERRED STOCKS
(Cost $10,085,602)		13,842,617
	Principal Amount	Value

Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Tesla Motors, Inc. 1.25% 3/1/21	590,000	505,556
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc.:
5% 10/15/18 (b)	828,867	718,478
9.5% 4/15/19 (e)	741,000	594,189
Peabody Energy Corp. 4.75% 12/15/41	1,920,000	14,400
		1,327,067
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Twitter, Inc. 0.25% 9/15/19	1,740,000	1,523,588
TOTAL CONVERTIBLE BONDS
(Cost $5,230,863)		3,356,211
	Shares	Value

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 0.39% (f)	6,928,190	6,928,190
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)	9,226,260	9,226,260
TOTAL MONEY MARKET FUNDS
(Cost $16,154,450)		16,154,450
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $1,069,019,652)		1,139,384,258
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(15,175,473)
NET ASSETS - 100%		$1,124,208,785

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
General Electric Co.	5/20/16 - $32.00	2,512	$60,287	$(165,792)
JPMorgan Chase & Co.	4/15/16 - $62.50	1,391	145,065	(12,519)
Microsoft Corp.	5/20/16 - $57.50	682	51,149	(61,039)
Paychex, Inc.	6/17/16 - $55.00	670	39,811	(65,325)
Philip Morris International, Inc.	6/17/16 - $95.00	301	45,457	(146,738)
Procter & Gamble Co.	4/15/16 - $82.50	655	118,691	(43,885)
Target Corp.	4/15/16 - $80.00	553	57,372	(171,430)
Target Corp.	7/15/16 - $87.50	391	57,632	(42,033)
The Coca-Cola Co.	4/15/16 - $44.00	894	42,089	(216,794)
TOTAL WRITTEN OPTIONS			$617,553	$(925,555)

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $734,086 or 0.1% of net assets.

 (c) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $43,867,420.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $594,189 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 5% 10/15/18	10/16/13 - 10/15/15	$828,867
NJOY, Inc.	2/14/14	$211,475

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,138
Fidelity Securities Lending Cash Central Fund	89,908
Total	$98,046

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$102,642,044	$102,626,437	$--	$15,607
Consumer Staples	86,993,301	82,109,381	4,883,920	--
Energy	123,753,203	123,753,203	--	--
Financials	228,069,372	227,711,038	358,334	--
Health Care	143,798,623	140,140,313	3,658,310	--
Industrials	143,748,060	141,917,518	1,830,542	--
Information Technology	238,574,205	235,029,617	3,544,588	--
Materials	33,031,164	30,239,425	2,791,739	--
Telecommunication Services	8,558,647	8,558,647	--	--
Utilities	10,704,978	10,704,978	--	--
Corporate Bonds	3,356,211	--	3,356,211	--
Money Market Funds	16,154,450	16,154,450	--	--
Total Investments in Securities:	$1,139,384,258	$1,118,945,007	$20,423,644	$15,607
Derivative Instruments:
Liabilities
Written Options	$(925,555)	$(925,555)	$--	$--
Total Liabilities	$(925,555)	$(925,555)	$--	$--
Total Derivative Instruments:	$(925,555)	$(925,555)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $1,075,031,709. Net unrealized appreciation aggregated $64,352,549, of which $161,389,069 related to appreciated investment securities and $97,036,520 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Fund

March 31, 2016

FID-QTLY-0516
1.799854.112

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.7%
Diversified Consumer Services - 0.7%
ServiceMaster Global Holdings, Inc. (a)	850,000	$32,028
Hotels, Restaurants & Leisure - 4.2%
Domino's Pizza, Inc.	300,000	39,558
Las Vegas Sands Corp.	391,750	20,246
Starbucks Corp.	1,533,996	91,580
Vail Resorts, Inc.	275,000	36,768
		188,152
Internet & Catalog Retail - 3.0%
Amazon.com, Inc. (a)	230,000	136,537
Media - 1.8%
Comcast Corp. Class A	1,170,700	71,506
Lions Gate Entertainment Corp. (b)	400,000	8,740
		80,246
Specialty Retail - 4.6%
AutoZone, Inc. (a)	72,300	57,601
Home Depot, Inc.	500,000	66,715
L Brands, Inc.	470,000	41,271
TJX Companies, Inc.	558,800	43,782
		209,369
Textiles, Apparel & Luxury Goods - 1.4%
NIKE, Inc. Class B	1,048,200	64,433

TOTAL CONSUMER DISCRETIONARY		710,765

CONSUMER STAPLES - 12.1%
Beverages - 3.0%
Dr. Pepper Snapple Group, Inc.	350,000	31,297
Molson Coors Brewing Co. Class B	204,200	19,640
The Coca-Cola Co.	1,800,000	83,502
		134,439
Food & Staples Retailing - 2.1%
CVS Health Corp.	915,200	94,934
Food Products - 1.2%
Mondelez International, Inc.	1,379,600	55,350
Household Products - 2.4%
Procter & Gamble Co.	1,000,000	82,310
Spectrum Brands Holdings, Inc.	250,000	27,320
		109,630
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	492,300	46,429
Tobacco - 2.4%
Altria Group, Inc.	600,000	37,596
Imperial Tobacco Group PLC	600,000	33,289
Reynolds American, Inc.	700,000	35,217
		106,102

TOTAL CONSUMER STAPLES		546,884

ENERGY - 4.5%
Energy Equipment & Services - 1.0%
Schlumberger Ltd.	585,000	43,144
Oil, Gas & Consumable Fuels - 3.5%
Anadarko Petroleum Corp.	435,650	20,288
Cheniere Energy Partners LP	606,461	17,490
Chevron Corp.	650,000	62,010
ConocoPhillips Co.	473,100	19,052
EQT Midstream Partners LP	218,700	16,278
Kinder Morgan, Inc.	1,300,000	23,218
		158,336

TOTAL ENERGY		201,480

FINANCIALS - 15.5%
Banks - 5.8%
Bank of America Corp.	3,938,200	53,244
Citigroup, Inc.	1,120,600	46,785
JPMorgan Chase & Co.	1,048,900	62,116
M&T Bank Corp.	155,000	17,205
SunTrust Banks, Inc.	541,300	19,530
Wells Fargo & Co.	1,378,367	66,658
		265,538
Capital Markets - 0.8%
E*TRADE Financial Corp. (a)	581,700	14,246
Morgan Stanley	968,200	24,215
		38,461
Diversified Financial Services - 4.5%
Berkshire Hathaway, Inc. Class B (a)	703,900	99,869
McGraw Hill Financial, Inc.	465,725	46,097
Moody's Corp.	255,200	24,642
MSCI, Inc. Class A	450,000	33,336
		203,944
Insurance - 1.7%
American International Group, Inc.	647,500	34,997
FNF Group	400,000	13,560
Marsh & McLennan Companies, Inc.	450,000	27,356
		75,913
Real Estate Investment Trusts - 2.7%
American Tower Corp.	484,100	49,557
Duke Realty LP	600,000	13,524
Easterly Government Properties, Inc.	893,700	16,551
Public Storage	150,000	41,375
		121,007

TOTAL FINANCIALS		704,863

HEALTH CARE - 12.2%
Biotechnology - 4.0%
Actelion Ltd.	175,000	26,153
Amgen, Inc.	551,300	82,656
Biogen, Inc. (a)	145,500	37,877
Genmab A/S (a)	245,000	33,952
		180,638
Health Care Equipment & Supplies - 2.8%
Boston Scientific Corp. (a)	2,362,000	44,429
Medtronic PLC	1,109,700	83,228
		127,657
Life Sciences Tools & Services - 1.4%
Thermo Fisher Scientific, Inc.	457,700	64,806
Pharmaceuticals - 4.0%
Allergan PLC (a)	266,900	71,537
Bristol-Myers Squibb Co.	830,000	53,020
Jazz Pharmaceuticals PLC (a)	110,000	14,361
Teva Pharmaceutical Industries Ltd. sponsored ADR	803,900	43,017
		181,935

TOTAL HEALTH CARE		555,036

INDUSTRIALS - 8.4%
Aerospace & Defense - 4.9%
Honeywell International, Inc.	520,400	58,311
Huntington Ingalls Industries, Inc.	360,500	49,367
Raytheon Co.	476,000	58,372
Textron, Inc.	746,100	27,203
United Technologies Corp.	300,000	30,030
		223,283
Building Products - 0.6%
Lennox International, Inc.	200,000	27,038
Industrial Conglomerates - 2.5%
Danaher Corp.	703,200	66,706
General Electric Co.	1,500,000	47,685
		114,391
Road & Rail - 0.4%
Union Pacific Corp.	200,000	15,910

TOTAL INDUSTRIALS		380,622

INFORMATION TECHNOLOGY - 23.2%
Electronic Equipment & Components - 2.1%
Amphenol Corp. Class A	1,666,776	96,373
Internet Software & Services - 8.6%
Alphabet, Inc.:
Class A	145,600	111,078
Class C	146,027	108,783
Facebook, Inc. Class A (a)	1,489,200	169,915
		389,776
IT Services - 3.7%
MasterCard, Inc. Class A	760,300	71,848
Visa, Inc. Class A	1,246,400	95,325
		167,173
Semiconductors & Semiconductor Equipment - 1.2%
NXP Semiconductors NV (a)	298,217	24,176
Texas Instruments, Inc.	500,000	28,710
		52,886
Software - 5.4%
Adobe Systems, Inc. (a)	774,400	72,639
Microsoft Corp.	2,500,000	138,075
Salesforce.com, Inc. (a)	500,000	36,915
		247,629
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	923,900	100,696

TOTAL INFORMATION TECHNOLOGY		1,054,533

MATERIALS - 5.0%
Chemicals - 3.8%
Albemarle Corp. U.S.	437,626	27,977
E.I. du Pont de Nemours & Co.	600,000	37,992
Ecolab, Inc.	402,500	44,887
LyondellBasell Industries NV Class A	268,100	22,944
Monsanto Co.	278,500	24,436
W.R. Grace & Co. (a)	200,000	14,236
		172,472
Construction Materials - 0.5%
Vulcan Materials Co.	212,299	22,412
Containers & Packaging - 0.5%
Ball Corp.	300,000	21,387
Metals & Mining - 0.2%
Franco-Nevada Corp.	200,000	12,283

TOTAL MATERIALS		228,554

UTILITIES - 2.1%
Electric Utilities - 1.4%
NextEra Energy, Inc.	300,000	35,502
Xcel Energy, Inc.	700,000	29,274
		64,776
Multi-Utilities - 0.4%
DTE Energy Co.	200,000	18,132
Water Utilities - 0.3%
American Water Works Co., Inc.	200,000	13,786

TOTAL UTILITIES		96,694

TOTAL COMMON STOCKS
(Cost $3,409,068)		4,479,431
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.17% to 0.2% 4/7/16 to 4/14/16
(Cost $1,920)	1,920	1,920
	Shares	Value (000s)

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 0.39% (c)	85,474,307	$85,474
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	6,675,000	6,675
TOTAL MONEY MARKET FUNDS
(Cost $92,149)		92,149
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $3,503,137)		4,573,500
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(32,912)
NET ASSETS - 100%		$4,540,588

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$182
Fidelity Securities Lending Cash Central Fund	241
Total	$423

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$710,765	$710,765	$--	$--
Consumer Staples	546,884	546,884	--	--
Energy	201,480	201,480	--	--
Financials	704,863	704,863	--	--
Health Care	555,036	555,036	--	--
Industrials	380,622	380,622	--	--
Information Technology	1,054,533	1,054,533	--	--
Materials	228,554	228,554	--	--
Utilities	96,694	96,694	--	--
U.S. Government and Government Agency Obligations	1,920	--	1,920	--
Money Market Funds	92,149	92,149	--	--
Total Investments in Securities:	$4,573,500	$4,571,580	$1,920	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $3,512,503,000. Net unrealized appreciation aggregated $1,060,997,000, of which $1,098,933,000 related to appreciated investment securities and $37,936,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Growth Discovery Fund

March 31, 2016

CII-QTLY-0516
1.799853.112

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.9%
Automobiles - 1.3%
Tesla Motors, Inc. (a)(b)	69,700	$16,015
Diversified Consumer Services - 0.9%
Bright Horizons Family Solutions, Inc. (a)	74,200	4,807
Houghton Mifflin Harcourt Co. (a)	98,800	1,970
Nord Anglia Education, Inc. (a)	111,372	2,327
ServiceMaster Global Holdings, Inc. (a)	54,600	2,057
		11,161
Hotels, Restaurants & Leisure - 4.3%
Buffalo Wild Wings, Inc. (a)	23,100	3,422
Chipotle Mexican Grill, Inc. (a)	7,900	3,721
Dave & Buster's Entertainment, Inc. (a)	123,800	4,801
Domino's Pizza, Inc.	82,200	10,839
Jubilant Foodworks Ltd.	23,677	456
Popeyes Louisiana Kitchen, Inc. (a)	52,400	2,728
Starbucks Corp.	417,352	24,916
Wingstop, Inc. (b)	25,700	583
		51,466
Household Durables - 0.7%
Harman International Industries, Inc.	89,500	7,969
Internet & Catalog Retail - 3.1%
Amazon.com, Inc. (a)	51,900	30,810
Netflix, Inc. (a)	53,700	5,490
NutriSystem, Inc.	54,500	1,137
		37,437
Leisure Products - 0.0%
NJOY, Inc. (a)(c)	56,145	7
Media - 0.2%
Sirius XM Holdings, Inc. (a)(b)	729,800	2,883
Specialty Retail - 4.6%
AutoZone, Inc. (a)	9,800	7,808
Five Below, Inc. (a)	149,200	6,168
Home Depot, Inc.	230,424	30,745
L Brands, Inc.	45,400	3,987
Lowe's Companies, Inc.	68,000	5,151
MarineMax, Inc. (a)	93,200	1,815
		55,674
Textiles, Apparel & Luxury Goods - 0.8%
Kate Spade & Co. (a)	361,470	9,225

TOTAL CONSUMER DISCRETIONARY		191,837

CONSUMER STAPLES - 6.2%
Beverages - 2.0%
Constellation Brands, Inc. Class A (sub. vtg.)	24,300	3,671
Kweichow Moutai Co. Ltd.	28,829	1,107
Molson Coors Brewing Co. Class B	60,300	5,800
The Coca-Cola Co.	289,136	13,413
		23,991
Food & Staples Retailing - 0.9%
CVS Health Corp.	73,600	7,635
Whole Foods Market, Inc.	109,451	3,405
		11,040
Personal Products - 1.7%
Avon Products, Inc.	194,400	935
Estee Lauder Companies, Inc. Class A	44,900	4,235
Herbalife Ltd. (a)	238,833	14,703
		19,873
Tobacco - 1.6%
Reynolds American, Inc.	384,300	19,334

TOTAL CONSUMER STAPLES		74,238

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.	180,000	8,383
Golar LNG Ltd.	116,661	2,096
		10,479
FINANCIALS - 7.9%
Banks - 0.9%
First Republic Bank	134,800	8,983
HDFC Bank Ltd. (a)	31,265	593
M&T Bank Corp.	11,300	1,254
		10,830
Capital Markets - 1.8%
BlackRock, Inc. Class A	18,694	6,367
E*TRADE Financial Corp. (a)	379,359	9,291
HFF, Inc.	63,900	1,759
Invesco Ltd.	124,684	3,837
JMP Group, Inc.	64,700	338
PJT Partners, Inc.	9,752	235
		21,827
Diversified Financial Services - 2.4%
Berkshire Hathaway, Inc. Class B (a)	24,800	3,519
Broadcom Ltd.	7,900	1,221
CME Group, Inc.	79,900	7,674
McGraw Hill Financial, Inc.	118,812	11,760
MSCI, Inc. Class A	69,100	5,119
		29,293
Real Estate Investment Trusts - 0.9%
American Tower Corp.	104,400	10,687
Real Estate Management & Development - 1.7%
Realogy Holdings Corp. (a)	555,381	20,055
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd. (a)	102,100	2,124

TOTAL FINANCIALS		94,816

HEALTH CARE - 12.1%
Biotechnology - 8.7%
Amgen, Inc.	78,200	11,725
BioMarin Pharmaceutical, Inc. (a)	72,196	5,955
Celgene Corp. (a)	72,200	7,226
Cytokinetics, Inc. (a)	25,600	180
Cytokinetics, Inc. warrants 6/25/17 (a)	288,420	117
Gilead Sciences, Inc.	467,863	42,978
Insmed, Inc. (a)	342,678	4,342
Medivation, Inc. (a)	547,500	25,174
Vertex Pharmaceuticals, Inc. (a)	84,700	6,733
		104,430
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	236,300	4,445
Edwards Lifesciences Corp. (a)	14,100	1,244
Medtronic PLC	61,800	4,635
Novadaq Technologies, Inc. (a)	256,100	2,840
ResMed, Inc.	62,100	3,591
		16,755
Health Care Providers & Services - 0.0%
VCA, Inc. (a)	11,100	640
Pharmaceuticals - 2.0%
Astellas Pharma, Inc.	1,363,100	18,115
Valeant Pharmaceuticals International, Inc. (Canada) (a)	233,700	6,146
		24,261

TOTAL HEALTH CARE		146,086

INDUSTRIALS - 9.7%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	85,200	9,547
TransDigm Group, Inc. (a)	23,227	5,118
United Technologies Corp.	37,900	3,794
		18,459
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	25,800	1,915
Airlines - 0.8%
Ryanair Holdings PLC sponsored ADR	116,564	10,004
Building Products - 0.7%
A.O. Smith Corp.	60,944	4,651
Caesarstone Sdot-Yam Ltd. (a)	114,200	3,923
		8,574
Commercial Services & Supplies - 0.3%
KAR Auction Services, Inc.	98,400	3,753
Electrical Equipment - 0.9%
Acuity Brands, Inc.	29,100	6,348
AMETEK, Inc.	88,945	4,445
		10,793
Industrial Conglomerates - 2.9%
Danaher Corp.	299,855	28,444
Roper Technologies, Inc.	33,414	6,107
		34,551
Professional Services - 2.0%
Equifax, Inc.	57,600	6,583
Resources Connection, Inc.	138,800	2,160
Robert Half International, Inc.	128,100	5,967
WageWorks, Inc. (a)	192,508	9,743
		24,453
Road & Rail - 0.1%
Swift Transporation Co. (a)	25,500	475
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (a)	101,900	3,370

TOTAL INDUSTRIALS		116,347

INFORMATION TECHNOLOGY - 40.8%
Electronic Equipment & Components - 0.2%
CDW Corp.	44,100	1,830
TE Connectivity Ltd.	8,563	530
		2,360
Internet Software & Services - 25.3%
58.com, Inc. ADR (a)	64,200	3,573
Alibaba Group Holding Ltd. sponsored ADR (a)	168,300	13,301
Alphabet, Inc.:
Class A	125,252	95,555
Class C	35,616	26,532
Cvent, Inc. (a)	149,131	3,191
Facebook, Inc. Class A (a)	1,398,691	159,585
Just Dial Ltd.	61,822	715
JUST EAT Ltd. (a)	367,603	1,992
Shopify, Inc. Class A	1,600	45
Stamps.com, Inc. (a)	4,900	521
		305,010
IT Services - 3.3%
Cognizant Technology Solutions Corp. Class A (a)	89,200	5,593
Global Payments, Inc.	105,000	6,857
MasterCard, Inc. Class A	36,100	3,411
Travelport Worldwide Ltd.	63,400	866
Visa, Inc. Class A	299,096	22,875
		39,602
Semiconductors & Semiconductor Equipment - 0.6%
Maxim Integrated Products, Inc.	75,205	2,766
Monolithic Power Systems, Inc.	72,318	4,602
		7,368
Software - 9.7%
Activision Blizzard, Inc.	113,287	3,834
Adobe Systems, Inc. (a)	161,500	15,149
Computer Modelling Group Ltd.	280,100	2,187
CyberArk Software Ltd. (a)(b)	41,300	1,761
Electronic Arts, Inc. (a)	370,934	24,522
Fleetmatics Group PLC (a)	178,000	7,246
HubSpot, Inc. (a)	67,500	2,944
Intuit, Inc.	24,900	2,590
Mobileye NV (a)(b)	381,369	14,221
Red Hat, Inc. (a)	110,700	8,248
Salesforce.com, Inc. (a)	412,864	30,482
Textura Corp. (a)	176,339	3,285
		116,469
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	185,146	20,179

TOTAL INFORMATION TECHNOLOGY		490,988

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	23,800	2,384
TOTAL COMMON STOCKS
(Cost $919,455)		1,127,175

Convertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(c)	239,736	973
INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.6%
Uber Technologies, Inc. Series D, 8.00% (a)(c)	162,572	7,929
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)	48,212	865

TOTAL INFORMATION TECHNOLOGY		8,794

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,596)		9,767

Money Market Funds - 7.0%
Fidelity Cash Central Fund, 0.39% (d)	54,916,766	54,917
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	29,935,067	29,935
TOTAL MONEY MARKET FUNDS
(Cost $84,852)		84,852
TOTAL INVESTMENT PORTFOLIO - 101.5%
(Cost $1,008,903)		1,221,794
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(18,205)
NET ASSETS - 100%		$1,203,589

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,774,000 or 0.8% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E	8/1/14	$966
Blu Homes, Inc. Series A, 5.00%	6/21/13	$1,108
NJOY, Inc.	9/11/13	$454
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$2,522

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$133
Fidelity Securities Lending Cash Central Fund	307
Total	$440

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$192,810	$191,830	$--	$980
Consumer Staples	74,238	74,238	--	--
Energy	10,479	10,479	--	--
Financials	94,816	94,223	593	--
Health Care	146,086	127,854	18,232	--
Industrials	116,347	116,347	--	--
Information Technology	499,782	490,988	--	8,794
Telecommunication Services	2,384	2,384	--	--
Money Market Funds	84,852	84,852	--	--
Total Investments in Securities:	$1,221,794	$1,193,195	$18,825	$9,774

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$16,579
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $1,013,432,000. Net unrealized appreciation aggregated $208,362,000, of which $284,174,000 related to appreciated investment securities and $75,812,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Mega Cap Stock Fund

March 31, 2016

GII-QTLY-0516
1.799848.112

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 9.3%
Automobiles - 0.4%
General Motors Co.	442,300	$13,901,489
Tesla Motors, Inc. (a)	1,600	367,632
		14,269,121
Hotels, Restaurants & Leisure - 0.8%
Las Vegas Sands Corp.	165,000	8,527,200
Yum! Brands, Inc.	201,800	16,517,330
		25,044,530
Media - 4.7%
Comcast Corp. Class A	1,043,300	63,724,764
The Walt Disney Co.	146,800	14,578,708
Time Warner, Inc.	785,300	56,973,515
Viacom, Inc. Class B (non-vtg.)	469,200	19,368,576
		154,645,563
Multiline Retail - 1.9%
Target Corp.	764,100	62,870,148
Specialty Retail - 1.5%
Lowe's Companies, Inc.	674,700	51,108,525

TOTAL CONSUMER DISCRETIONARY		307,937,887

CONSUMER STAPLES - 8.8%
Beverages - 3.2%
Diageo PLC	586,601	15,817,146
PepsiCo, Inc.	286,005	29,309,792
The Coca-Cola Co.	1,333,400	61,856,426
		106,983,364
Food & Staples Retailing - 1.5%
CVS Health Corp.	315,600	32,737,188
Walgreens Boots Alliance, Inc.	221,197	18,633,635
		51,370,823
Household Products - 2.3%
Procter & Gamble Co.	934,600	76,926,926
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	27,400	2,584,094
Tobacco - 1.7%
British American Tobacco PLC sponsored ADR	114,700	13,409,577
Philip Morris International, Inc.	421,530	41,356,308
		54,765,885

TOTAL CONSUMER STAPLES		292,631,092

ENERGY - 10.7%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	390,800	17,128,764
Schlumberger Ltd.	296,500	21,866,875
		38,995,639
Oil, Gas & Consumable Fuels - 9.5%
Anadarko Petroleum Corp.	212,100	9,877,497
Apache Corp.	764,205	37,300,846
Chevron Corp.	921,500	87,911,100
ConocoPhillips Co.	967,400	38,957,198
Devon Energy Corp.	175,200	4,807,488
Imperial Oil Ltd.	775,500	25,908,716
Kinder Morgan, Inc.	1,616,300	28,867,118
Suncor Energy, Inc.	1,878,200	52,307,599
The Williams Companies, Inc.	1,870,500	30,058,935
		315,996,497

TOTAL ENERGY		354,992,136

FINANCIALS - 17.3%
Banks - 12.4%
Bank of America Corp.	6,938,100	93,803,112
Citigroup, Inc.	1,826,970	76,275,998
JPMorgan Chase & Co.	2,179,600	129,075,913
PNC Financial Services Group, Inc.	248,400	21,007,188
Standard Chartered PLC (United Kingdom)	792,465	5,378,459
U.S. Bancorp	1,327,000	53,862,930
Wells Fargo & Co.	687,530	33,248,951
		412,652,551
Capital Markets - 3.2%
Charles Schwab Corp.	772,500	21,645,450
Franklin Resources, Inc.	107,700	4,205,685
Goldman Sachs Group, Inc.	49,600	7,786,208
Morgan Stanley	1,201,200	30,042,012
State Street Corp.	753,600	44,100,672
		107,780,027
Consumer Finance - 0.1%
American Express Co.	38,200	2,345,480
Insurance - 1.4%
American International Group, Inc.	146,400	7,912,920
Chubb Ltd.	46,700	5,564,305
Marsh & McLennan Companies, Inc.	254,780	15,488,076
MetLife, Inc.	419,595	18,437,004
		47,402,305
Real Estate Investment Trusts - 0.2%
American Tower Corp.	52,900	5,415,373

TOTAL FINANCIALS		575,595,736

HEALTH CARE - 12.6%
Biotechnology - 2.5%
AbbVie, Inc.	371,767	21,235,331
Amgen, Inc.	175,690	26,341,202
Biogen, Inc. (a)	83,300	21,684,656
Celgene Corp. (a)	129,900	13,001,691
Intercept Pharmaceuticals, Inc. (a)	9,000	1,156,230
		83,419,110
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	630,900	26,390,547
Becton, Dickinson & Co.	15,100	2,292,482
Medtronic PLC	490,413	36,780,975
		65,464,004
Health Care Providers & Services - 1.7%
Express Scripts Holding Co. (a)	282,962	19,436,660
McKesson Corp.	227,700	35,805,825
UnitedHealth Group, Inc.	25,348	3,267,357
		58,509,842
Pharmaceuticals - 6.4%
Allergan PLC (a)	40,100	10,748,003
Bristol-Myers Squibb Co.	153,850	9,827,938
GlaxoSmithKline PLC sponsored ADR	1,379,000	55,918,450
Johnson & Johnson	744,600	80,565,720
Novartis AG sponsored ADR	57,700	4,179,788
Sanofi SA	124,447	10,005,018
Teva Pharmaceutical Industries Ltd. sponsored ADR	764,400	40,903,044
		212,147,961

TOTAL HEALTH CARE		419,540,917

INDUSTRIALS - 11.0%
Aerospace & Defense - 2.1%
The Boeing Co.	291,200	36,964,928
United Technologies Corp.	344,500	34,484,450
		71,449,378
Air Freight & Logistics - 2.2%
FedEx Corp.	127,600	20,763,072
United Parcel Service, Inc. Class B	485,600	51,216,232
		71,979,304
Electrical Equipment - 0.8%
Eaton Corp. PLC	132,900	8,314,224
Emerson Electric Co.	325,300	17,689,814
		26,004,038
Industrial Conglomerates - 3.7%
General Electric Co.	3,928,000	124,871,120
Machinery - 0.4%
Cummins, Inc.	27,900	3,067,326
Deere & Co. (b)	133,800	10,301,262
		13,368,588
Road & Rail - 1.8%
CSX Corp.	952,000	24,514,000
Norfolk Southern Corp.	137,800	11,471,850
Union Pacific Corp.	298,090	23,713,060
		59,698,910

TOTAL INDUSTRIALS		367,371,338

INFORMATION TECHNOLOGY - 24.9%
Communications Equipment - 1.9%
Cisco Systems, Inc.	2,178,700	62,027,589
Internet Software & Services - 5.2%
Alphabet, Inc.:
Class A	91,050	69,462,045
Class C	85,826	63,936,079
Facebook, Inc. Class A (a)	195,500	22,306,550
Twitter, Inc. (a)	312,100	5,165,255
Yahoo!, Inc. (a)	319,539	11,762,231
		172,632,160
IT Services - 5.2%
Cognizant Technology Solutions Corp. Class A (a)	200,200	12,552,540
First Data Corp.	768,522	9,447,441
IBM Corp.	269,200	40,770,340
MasterCard, Inc. Class A	467,100	44,140,950
PayPal Holdings, Inc. (a)	267,000	10,306,200
Visa, Inc. Class A	736,900	56,358,112
		173,575,583
Semiconductors & Semiconductor Equipment - 2.0%
Qualcomm, Inc.	1,330,000	68,016,200
Software - 5.6%
Adobe Systems, Inc. (a)	179,000	16,790,200
Microsoft Corp.	2,284,300	126,161,889
Oracle Corp.	825,500	33,771,205
Salesforce.com, Inc. (a)	136,400	10,070,412
		186,793,706
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	1,171,307	127,660,750
EMC Corp.	1,426,300	38,010,895
HP, Inc.	174,700	2,152,304
		167,823,949

TOTAL INFORMATION TECHNOLOGY		830,869,187

MATERIALS - 2.5%
Chemicals - 2.5%
E.I. du Pont de Nemours & Co.	314,100	19,888,812
LyondellBasell Industries NV Class A	166,800	14,274,744
Monsanto Co.	416,710	36,562,135
PPG Industries, Inc.	33,100	3,690,319
Syngenta AG (Switzerland)	23,611	9,791,406
		84,207,416
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	1,003,825	54,286,856
UTILITIES - 0.8%
Electric Utilities - 0.8%
Exelon Corp.	738,400	26,479,024
TOTAL COMMON STOCKS
(Cost $2,818,053,394)		3,313,911,589

Money Market Funds - 0.0%
Fidelity Cash Central Fund, 0.39% (c)	589,488	589,488
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	1,111,800	1,111,800
TOTAL MONEY MARKET FUNDS
(Cost $1,701,288)		1,701,288
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $2,819,754,682)		3,315,612,877
NET OTHER ASSETS (LIABILITIES) - 0.5%		16,458,613
NET ASSETS - 100%		$3,332,071,490

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$36,775
Fidelity Securities Lending Cash Central Fund	100,971
Total	$137,746

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$307,937,887	$307,937,887	$--	$--
Consumer Staples	292,631,092	276,813,946	15,817,146	--
Energy	354,992,136	354,992,136	--	--
Financials	575,595,736	575,595,736	--	--
Health Care	419,540,917	409,535,899	10,005,018	--
Industrials	367,371,338	367,371,338	--	--
Information Technology	830,869,187	821,421,746	9,447,441	--
Materials	84,207,416	74,416,010	9,791,406	--
Telecommunication Services	54,286,856	54,286,856	--	--
Utilities	26,479,024	26,479,024	--	--
Money Market Funds	1,701,288	1,701,288	--	--
Total Investments in Securities:	$3,315,612,877	$3,270,551,866	$45,061,011	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $2,842,021,082. Net unrealized appreciation aggregated $473,591,795, of which $689,080,229 related to appreciated investment securities and $215,488,434 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Growth & Income Fund

March 31, 2016

MHT-QTLY-0516
1.951036.103

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 9.1%
Auto Components - 0.1%
BorgWarner, Inc.	186,600	$7,165,440
Johnson Controls, Inc.	69,400	2,704,518
		9,869,958
Automobiles - 0.2%
General Motors Co.	309,700	9,733,871
Harley-Davidson, Inc.	133,900	6,873,087
		16,606,958
Hotels, Restaurants & Leisure - 1.0%
Cedar Fair LP (depositary unit)	24,100	1,432,745
Dunkin' Brands Group, Inc.	314,000	14,811,380
Las Vegas Sands Corp.	391,400	20,227,552
Whitbread PLC	113,341	6,446,326
Yum! Brands, Inc.	564,355	46,192,457
		89,110,460
Household Durables - 0.1%
Tupperware Brands Corp.	212,900	12,343,942
Leisure Products - 0.3%
Mattel, Inc.	286,000	9,615,320
NJOY, Inc. (a)(b)	791,470	101,308
Polaris Industries, Inc. (c)	147,700	14,545,496
		24,262,124
Media - 4.3%
Comcast Corp. Class A	2,573,200	157,171,056
Scripps Networks Interactive, Inc. Class A	796,114	52,145,467
Sinclair Broadcast Group, Inc. Class A	489,923	15,065,132
Time Warner, Inc.	1,548,677	112,356,516
Viacom, Inc. Class B (non-vtg.)	1,142,500	47,162,400
		383,900,571
Multiline Retail - 1.9%
Target Corp. (d)	2,036,875	167,594,075
Specialty Retail - 1.2%
Dick's Sporting Goods, Inc.	233,200	10,902,100
Lowe's Companies, Inc.	1,246,700	94,437,525
		105,339,625
Textiles, Apparel & Luxury Goods - 0.0%
Ralph Lauren Corp.	45,100	4,341,326

TOTAL CONSUMER DISCRETIONARY		813,369,039

CONSUMER STAPLES - 7.8%
Beverages - 2.7%
Britvic PLC	246,000	2,510,321
Diageo PLC	1,434,682	38,684,856
PepsiCo, Inc.	297,200	30,457,056
The Coca-Cola Co. (d)	3,626,218	168,220,253
		239,872,486
Food & Staples Retailing - 1.0%
CVS Health Corp.	594,700	61,688,231
Walgreens Boots Alliance, Inc.	351,193	29,584,498
		91,272,729
Food Products - 0.2%
Mead Johnson Nutrition Co. Class A	240,600	20,443,782
Household Products - 2.4%
Procter & Gamble Co. (d)	2,556,500	210,425,515
Personal Products - 0.2%
Edgewell Personal Care Co. (a)	144,800	11,660,744
Tobacco - 1.3%
British American Tobacco PLC sponsored ADR	215,259	25,165,930
Imperial Tobacco Group PLC	165,205	9,165,960
Philip Morris International, Inc. (d)	855,066	83,890,525
		118,222,415

TOTAL CONSUMER STAPLES		691,897,671

ENERGY - 10.9%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	492,600	21,590,658
Frank's International NV	63,300	1,043,184
Helmerich & Payne, Inc.	176,900	10,387,568
Nabors Industries Ltd.	306,700	2,821,640
National Oilwell Varco, Inc.	682,900	21,238,190
Oceaneering International, Inc.	900,530	29,933,617
Schlumberger Ltd.	336,907	24,846,891
		111,861,748
Oil, Gas & Consumable Fuels - 9.7%
Anadarko Petroleum Corp.	96,200	4,480,034
Apache Corp.	1,608,641	78,517,767
Cabot Oil & Gas Corp.	293,500	6,665,385
Cenovus Energy, Inc.	3,273,200	42,592,554
Chevron Corp.	2,208,235	210,665,619
ConocoPhillips Co.	1,722,680	69,372,324
EQT Midstream Partners LP	110,400	8,217,072
Golar LNG Ltd.	714,600	12,841,362
Imperial Oil Ltd.	2,036,200	68,027,502
Kinder Morgan, Inc.	3,090,500	55,196,330
Legacy Reserves LP	1,368,375	1,341,008
MPLX LP	517,739	15,371,671
PrairieSky Royalty Ltd.	967,315	18,351,986
Suncor Energy, Inc.	4,612,800	128,465,814
Teekay LNG Partners LP	523,900	6,643,052
The Williams Companies, Inc.	4,072,557	65,445,991
Williams Partners LP	3,491,691	71,405,081
		863,600,552

TOTAL ENERGY		975,462,300

FINANCIALS - 20.2%
Banks - 13.0%
Bank of America Corp.	16,526,205	223,434,292
Citigroup, Inc.	4,629,783	193,293,440
Comerica, Inc.	978,600	37,059,582
Cullen/Frost Bankers, Inc.	115,400	6,359,694
Fifth Third Bancorp	615,800	10,277,702
JPMorgan Chase & Co. (d)	5,281,854	312,791,388
Lloyds Banking Group PLC	2,852,000	2,777,845
M&T Bank Corp.	346,400	38,450,400
PNC Financial Services Group, Inc.	519,624	43,944,602
Regions Financial Corp.	5,850,100	45,923,285
Standard Chartered PLC (United Kingdom)	2,037,082	13,825,674
SunTrust Banks, Inc.	2,389,600	86,216,768
U.S. Bancorp	2,651,139	107,609,732
Wells Fargo & Co.	831,899	40,230,636
		1,162,195,040
Capital Markets - 5.2%
Apollo Global Management LLC Class A	886,900	15,183,728
Ashmore Group PLC (c)	1,634,300	6,750,729
Charles Schwab Corp.	1,872,481	52,466,918
Franklin Resources, Inc.	285,000	11,129,250
Invesco Ltd.	748,400	23,028,268
KKR & Co. LP	3,357,062	49,315,241
Morgan Stanley	2,130,200	53,276,302
Northern Trust Corp.	1,212,051	78,989,364
Oaktree Capital Group LLC Class A	341,100	16,826,463
State Street Corp.	2,070,051	121,139,385
T. Rowe Price Group, Inc.	10,200	749,292
The Blackstone Group LP	1,086,200	30,467,910
		459,322,850
Diversified Financial Services - 0.3%
FactSet Research Systems, Inc.	20,800	3,151,824
McGraw Hill Financial, Inc.	275,700	27,288,786
		30,440,610
Insurance - 1.1%
Chubb Ltd.	55,100	6,565,165
Marsh & McLennan Companies, Inc.	564,707	34,328,539
MetLife, Inc.	619,287	27,211,471
Principal Financial Group, Inc.	512,300	20,210,235
Willis Group Holdings PLC	40,500	4,805,730
		93,121,140
Real Estate Investment Trusts - 0.3%
American Tower Corp.	112,300	11,496,151
Crown Castle International Corp.	136,400	11,798,600
First Potomac Realty Trust	79,831	723,269
Sabra Health Care REIT, Inc.	283,700	5,699,533
		29,717,553
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. (a)	689,400	5,287,698
Radian Group, Inc.	1,374,357	17,042,027
		22,329,725

TOTAL FINANCIALS		1,797,126,918

HEALTH CARE - 11.7%
Biotechnology - 2.0%
AbbVie, Inc.	886,000	50,608,320
Amgen, Inc.	384,719	57,680,920
Biogen, Inc. (a)	164,800	42,900,736
Celgene Corp. (a)	154,800	15,493,932
Intercept Pharmaceuticals, Inc. (a)	48,600	6,243,642
		172,927,550
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	1,084,249	45,354,136
Ansell Ltd.	657,999	8,720,888
Becton, Dickinson & Co.	38,400	5,829,888
Medtronic PLC	1,261,936	94,645,200
Zimmer Biomet Holdings, Inc.	396,600	42,289,458
		196,839,570
Health Care Providers & Services - 1.0%
McKesson Corp.	444,447	69,889,291
Patterson Companies, Inc.	472,460	21,983,564
		91,872,855
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	873,700	34,816,945
Pharmaceuticals - 6.1%
Astellas Pharma, Inc.	291,000	3,867,247
Bristol-Myers Squibb Co.	314,000	20,058,320
GlaxoSmithKline PLC sponsored ADR	3,578,400	145,104,120
Innoviva, Inc. (c)	400,840	5,046,576
Johnson & Johnson	1,822,870	197,234,534
Novartis AG sponsored ADR	31,730	2,298,521
Sanofi SA	309,713	24,899,630
Shire PLC sponsored ADR (c)	171,000	29,394,900
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,159,284	115,543,287
		543,447,135

TOTAL HEALTH CARE		1,039,904,055

INDUSTRIALS - 12.6%
Aerospace & Defense - 2.1%
Meggitt PLC	464,873	2,714,762
Rolls-Royce Group PLC	1,459,200	14,261,224
The Boeing Co.	803,441	101,988,801
United Technologies Corp.	667,200	66,786,720
		185,751,507
Air Freight & Logistics - 2.2%
C.H. Robinson Worldwide, Inc.	479,400	35,585,862
PostNL NV (a)	5,829,115	23,745,961
United Parcel Service, Inc. Class B	1,288,045	135,850,106
		195,181,929
Airlines - 0.3%
Copa Holdings SA Class A	348,638	23,620,225
Building Products - 0.2%
Lennox International, Inc.	110,500	14,938,495
Commercial Services & Supplies - 0.0%
KAR Auction Services, Inc.	43,700	1,666,718
Electrical Equipment - 1.0%
Eaton Corp. PLC	294,400	18,417,664
Emerson Electric Co.	763,400	41,513,692
Hubbell, Inc. Class B	286,403	30,338,670
		90,270,026
Industrial Conglomerates - 3.3%
General Electric Co. (d)	9,344,156	297,050,719
Machinery - 0.7%
CLARCOR, Inc.	35,700	2,063,103
Deere & Co.	270,100	20,794,999
Donaldson Co., Inc.	414,100	13,213,931
IMI PLC	256,700	3,511,728
Pentair PLC	47,400	2,571,924
Wabtec Corp.	108,900	8,634,681
Xylem, Inc.	187,700	7,676,930
		58,467,296
Professional Services - 0.1%
Nielsen Holdings PLC	156,800	8,257,088
Road & Rail - 2.2%
CSX Corp.	2,595,408	66,831,756
J.B. Hunt Transport Services, Inc.	755,988	63,684,429
Kansas City Southern	344,500	29,437,525
Norfolk Southern Corp.	294,834	24,544,931
Union Pacific Corp.	191,100	15,202,005
		199,700,646
Trading Companies & Distributors - 0.5%
MSC Industrial Direct Co., Inc. Class A	108,300	8,264,373
W.W. Grainger, Inc.	24,600	5,742,378
Watsco, Inc.	257,547	34,701,883
		48,708,634

TOTAL INDUSTRIALS		1,123,613,283

INFORMATION TECHNOLOGY - 21.2%
Communications Equipment - 1.6%
Cisco Systems, Inc.	5,009,033	142,607,170
Internet Software & Services - 3.3%
Alphabet, Inc.:
Class A	202,109	154,188,956
Class C	174,665	130,116,692
Yahoo!, Inc. (a)	310,942	11,445,775
		295,751,423
IT Services - 5.3%
First Data Corp.	1,987,987	24,438,324
First Data Corp. Class A (a)	239,200	3,095,248
IBM Corp.	653,394	98,956,521
MasterCard, Inc. Class A	984,100	92,997,450
Paychex, Inc. (d)	2,004,541	108,265,259
Unisys Corp. (a)	1,364,300	10,505,110
Visa, Inc. Class A	1,718,300	131,415,584
		469,673,496
Semiconductors & Semiconductor Equipment - 2.4%
Maxim Integrated Products, Inc.	787,900	28,978,962
Qualcomm, Inc.	3,289,900	168,245,486
Xilinx, Inc.	281,600	13,356,288
		210,580,736
Software - 4.1%
Microsoft Corp. (d)	5,419,117	299,297,832
Oracle Corp.	1,456,869	59,600,511
SS&C Technologies Holdings, Inc.	108,500	6,881,070
		365,779,413
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	2,510,260	273,593,237
EMC Corp.	3,646,600	97,181,890
HP, Inc.	84,400	1,039,808
Western Digital Corp.	686,900	32,449,156
		404,264,091

TOTAL INFORMATION TECHNOLOGY		1,888,656,329

MATERIALS - 2.9%
Chemicals - 2.4%
CF Industries Holdings, Inc.	630,600	19,763,004
E.I. du Pont de Nemours & Co.	451,031	28,559,283
Johnson Matthey PLC	24,100	949,798
LyondellBasell Industries NV Class A	296,500	25,374,470
Monsanto Co.	1,029,921	90,365,269
Potash Corp. of Saskatchewan, Inc.	1,834,000	31,222,129
Syngenta AG (Switzerland)	52,775	21,885,624
		218,119,577
Containers & Packaging - 0.5%
Ball Corp.	94,700	6,751,163
International Paper Co.	38,600	1,584,144
Packaging Corp. of America	143,900	8,691,560
WestRock Co.	698,700	27,270,261
		44,297,128

TOTAL MATERIALS		262,416,705

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	1,247,023	67,439,004
UTILITIES - 0.9%
Electric Utilities - 0.9%
Exelon Corp.	2,151,900	77,167,134
PPL Corp.	87,700	3,338,739
		80,505,873
Multi-Utilities - 0.0%
Sempra Energy	36,800	3,829,040

TOTAL UTILITIES		84,334,913

TOTAL COMMON STOCKS
(Cost $8,250,199,220)		8,744,220,217

Preferred Stocks - 1.2%
Convertible Preferred Stocks - 1.2%
HEALTH CARE - 1.1%
Health Care Equipment & Supplies - 1.1%
Alere, Inc. 3.00% (a)	242,789	95,901,655
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25%	127,600	11,860,420

TOTAL CONVERTIBLE PREFERRED STOCKS		107,762,075

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC (C Shares) (a)	46,164,600	66,304
TOTAL PREFERRED STOCKS
(Cost $85,202,656)		107,828,379
	Principal Amount	Value

Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Tesla Motors, Inc. 1.25% 3/1/21	4,360,000	3,735,975
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc.:
5% 10/15/18 (b)	2,597,123	2,251,238
9.5% 4/15/19 (e)	5,081,000	4,074,327
Peabody Energy Corp. 4.75% 12/15/41	13,140,000	98,550
		6,424,115
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Twitter, Inc. 0.25% 9/15/19	12,910,000	11,304,319
TOTAL CONVERTIBLE BONDS
(Cost $34,059,102)		21,464,409
	Shares	Value

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 0.39% (f)	93,291,745	93,291,745
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)	35,079,277	35,079,277
TOTAL MONEY MARKET FUNDS
(Cost $128,371,022)		128,371,022
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $8,497,832,000)		9,001,884,027
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(85,071,541)
NET ASSETS - 100%		$8,916,812,486

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
General Electric Co.	5/20/16 - $32.00	19,561	$469,455	$(1,291,026)
JPMorgan Chase & Co.	4/15/16 - $62.50	10,818	1,128,188	(97,362)
Microsoft Corp.	5/20/16 - $57.50	5,389	404,166	(482,316)
Paychex, Inc.	6/17/16 - $55.00	5,208	309,454	(507,780)
Philip Morris International, Inc.	6/17/16 - $95.00	2,355	355,654	(1,148,063)
Procter & Gamble Co.	4/15/16 - $82.50	5,088	921,987	(340,896)
Target Corp.	4/15/16 - $80.00	4,316	447,775	(1,337,960)
Target Corp.	7/15/16 - $87.50	3,072	452,803	(330,240)
The Coca-Cola Co.	4/15/16 - $44.00	6,955	327,435	(1,686,588)
TOTAL WRITTEN OPTIONS			$4,816,917	$(7,222,231)

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,352,546 or 0.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $342,177,412.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,074,327 or 0.0% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 5% 10/15/18	10/16/13 - 10/15/15	$2,597,123
NJOY, Inc.	2/14/14	$1,372,724

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$99,050
Fidelity Securities Lending Cash Central Fund	558,192
Total	$657,242

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$813,369,039	$813,267,731	$--	$101,308
Consumer Staples	691,897,671	653,212,815	38,684,856	--
Energy	975,462,300	975,462,300	--	--
Financials	1,797,126,918	1,794,349,073	2,777,845	--
Health Care	1,135,805,710	1,107,038,833	28,766,877	--
Industrials	1,135,540,007	1,121,278,783	14,261,224	--
Information Technology	1,888,656,329	1,864,218,005	24,438,324	--
Materials	262,416,705	240,531,081	21,885,624	--
Telecommunication Services	67,439,004	67,439,004	--	--
Utilities	84,334,913	84,334,913	--	--
Corporate Bonds	21,464,409	--	21,464,409	--
Money Market Funds	128,371,022	128,371,022	--	--
Total Investments in Securities:	$9,001,884,027	$8,849,503,560	$152,279,159	$101,308
Derivative Instruments:
Liabilities
Written Options	$(7,222,231)	$(7,222,231)	$--	$--
Total Liabilities	$(7,222,231)	$(7,222,231)	$--	$--
Total Derivative Instruments:	$(7,222,231)	$(7,222,231)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $8,538,078,647. Net unrealized appreciation aggregated $463,805,380, of which $1,230,527,631 related to appreciated investment securities and $766,722,251 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 27, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 27, 2016